Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025
Plant and equipment [Member]
Material Accounting Policies [Line Items]
Plant and equipment estimated useful lives	60 months
Bottom of range [member]
Material Accounting Policies [Line Items]
Plant and equipment estimated useful lives	75 months
Bottom of range [member] | Plant and equipment [Member]
Material Accounting Policies [Line Items]
Plant and equipment estimated useful lives	60 months
Top of range [member]
Material Accounting Policies [Line Items]
Plant and equipment estimated useful lives	85 months
Top of range [member] | Plant and equipment [Member]
Material Accounting Policies [Line Items]
Plant and equipment estimated useful lives	85 months